Compensation of key management personnel	12 Months Ended
Jun. 30, 2012
Compensation and Employee Benefit Plans [Abstract]
Compensation of key management personnel
14.	Compensation of key management personnel

The remuneration of directors and other members of key management is as follows:

	2012	2011
	$	$

Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
	1,846,000	1,259,000

The remuneration of directors and key executives is recommended by the Compensation Committee and approved by the Board of Directors having regard to the performance of individuals and market trends.